LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Crediting:
Expenses related to issuance of shares		$ 186	¥ 1,354
Consultants share option expense		(17)	(125)	(3,074)	(16,152)
Finance costs		(4)	(28)	(48)	191
Continuing Operation [Member]
Crediting:
Finance income		(9)	(69)	(5)	(13)
- Property, plant and equipment (Note 9)		1	4	5	29
- Right-of-use assets (Note 11)		47	346	691	700
Expense relating to short-term leases (Note 11)		51	371	194	353
- Financial assets at fair value through profit or loss
- Derivative financial liabilities		(548)	(3,996)	(847)	(1,007)
Expenses related to issuance of shares		186	1,354
Expenses related to share-based payment		17	125	3,074
Consultants share option expense					16,152
Other losses / (income)		(1)	(2)	(3,742)	(699)
Finance costs		(4)	(28)	48	(191)
Employee benefit expenses	[1]	172	1,251	1,192	1,171
Discontinued operations [member]
Crediting:
Finance income				(8,785)	(15,594)
- Property, plant and equipment (Note 9)				95	275
- Right-of-use assets (Note 11)				359	713
Expense relating to short-term leases (Note 11)				129	137
Other losses / (income)				142	(205)
Finance costs				1,906	3,586
Employee benefit expenses	[1]			4,960	9,416
Cost of sales
- Sales of water treatment equipment					94
- Construction service				2,435	8,580
- Opeartion and maintenance services				307
- Operation services related to service concession arrangement				3,130	5,811
- Construction services related to service concession arrangement
- Construction services related to service concession arrangement				5,872	14,485
Amortization of intangible assets* (Note 10)	[2]			460	813
Impairment losses/(reversal) on financial assets:
- Trade receivables				383	(3,989)
- Contract assets				3,545	171
- Other receivables				6,003	2,745
- Amount due from related companies

[1]	The employee benefit expenses allocated to cost of sales amounted to CNY1,418, CNY870 and CNYnil (US$nil), selling and distribution expenses amounted to CNY111, CNY70, CNYnil (US$nil) and administrative expenses amounted to CNY9,058, CNY5,212 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.
[2]	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY425 and CNYnil (US$nil) and administrative expenses amounted to CNY83, CNY35 and CNYnil (US$nil) on the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024.